Long-Term Investments	12 Months Ended
Dec. 31, 2011
Long-Term Investments [Abstract]
Long-Term Investments
9.	LONG-TERM INVESTMENTS

	December 31,
	2011	2010
Investments in companies subject to significant influence:
Altynalmas Gold Ltd. (a)	$—	$—
Exco Resources N.L. (b)	14,975	16,991
Available-for-sale equity securities (c)	68,637	103,431
Held-for-trading equity securities (d)	7,431	10,235
Other equity securities, cost method (e)	16,234	20,534

	$107,277	$151,191

(a)	The Company holds a 50.0% interest in Altynalmas, which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan.

	December 31,
	2011	2010
Amount due from Altynalmas	$123,617	$100,545
Share of equity method losses in excess of common share investment	(123,617)	(100,545)

Net investment in Altynalmas	$—	$—

Amounts advanced to Altynalmas bear interest compounded monthly at a rate per annum equal to the one month London Inter-bank Offered Rate ("LIBOR") plus 3.0% and are due on demand.

During 2011, Ivanhoe Mines recorded a $23.1 million (2010—$41.9 million) share of loss on this investment.

(b)

During 2010, Ivanhoe Mines acquired 13.5 million shares of Exco Resources N.L. ("Exco") at a cost of $5.3 million (Aud$5.9 million).

During 2011, Ivanhoe Mines recorded a $40.3 million share of income (2010—$0.8 million share of loss) on its investment in Exco.

During December 2011, Ivanhoe Mines received a $31.2 million (Aud$30.1 million) distribution from Exco following the finalization of the sale of a part of Exco's business to Xstrata Copper. The distribution consisted of a capital return and a special dividend.

At December 31, 2011, Ivanhoe Mines recorded an other-than-temporary impairment of $8.6 million against its investment in Exco based on an assessment of the fair value of Exco.

At December 31, 2011, the market value of Ivanhoe Mines' 22.3% investment in Exco was $15.0 million (Aud$14.7 million).

(c)	Available-for-sale equity securities

	December 31, 2011				December 31, 2010
	Equity Interest	Cost Basis	Unrealized (Loss) Gain	Fair Value	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value
Entrée Gold Inc.	10.9%	$19,957	$(3,202)	$16,755	12.1%	$19,957	$27,746	$47,703
Aspire Mining Limited (i)	19.9%	27,911	18,925	46,836	19.8%	20,280	31,727	52,007
Emmerson Resources Limited	8.8%	2,957	1,775	4,732	10.0%	3,636	(304)	3,332
Other	—	96	218	314	—	96	293	389

		$50,921	$17,716	$68,637		$43,969	$59,462	$103,431

(i)

During 2011, Ivanhoe Mines acquired 17.6 million common shares of Aspire Mining Limited ("Aspire") at a cost of $7.6 million.

During December 2010, Ivanhoe Mines acquired 105.9 million common shares of Aspire at a cost of $20.3 million (Aud$20.1 million) by way of a private placement.

(d)	Held-for-trading equity securities

As at December 31, 2011, the market value of Ivanhoe Mines' 1.5% investment in Kangaroo Resources Limited was $7.4 million, resulting in an unrealized loss of $2.8 million during the year ended December 31, 2011.

(e)	Other equity securities, cost method

	December 31, 2011		December 31, 2010
	Equity Interest	Cost Basis	Equity Interest	Cost Basis
Ivanplats Limited (i)	8.8%	$16,119	7.9%	$19,491
Ibex Resources Inc. (ii)	1.6%	115	1.5%	1,043

		$16,234		$20,534

(i)

In January 2011, Ivanhoe Mines sold 1.4 million shares of Ivanplats Limited (formerly Ivanhoe Nickel and Platinum Ltd.) ("Ivanplats"), a private company, for $14.0 million. This transaction resulted in a gain on sale of $10.6 million.

In March 2011, Ivanhoe Mines converted the remaining Ivanplats special warrants into 2.5 million common shares of Ivanplats at no additional cost.

During 2010, Ivanhoe Mines acquired 125,665 common shares of Ivanplats at a cost of $0.6 million.

(ii)

During 2011, Ivanhoe Mines recorded an other-than-temporary impairment provision of $928,000 against the investment in Ibex Resources Inc. (formerly GoviEx Gold Inc.) based on an assessment of the fair value of this investment.